Schedule of Roll Forward For Valuation of Financial Instruments (Details) - Beeline Financial Holdings Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto Asset [Line Items]
Balance at the beginning of the year	$ 57,505	$ 30,757	$ 30,757
Balance at end of year	62,796		57,505	$ 30,757
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Balance at the beginning of the year	57,505	30,757	30,757
Change in fair value in gain on sale of loans, net	5,291		26,748	30,757
Balance at end of year	$ 62,796	$ 30,757	$ 57,505	$ 30,757